Summary of accounting policy information - Impairment of non financial assets and Intangible assets (Details)	12 Months Ended
Dec. 31, 2024 CNY (¥)
Intangible assets
Impairment loss	¥ 0
Application and platform | Minimum
Intangible assets
Useful life	3 years
Application and platform | Maximum
Intangible assets
Useful life	10 years
Purchased software | Minimum
Intangible assets
Useful life	3 years
Purchased software | Maximum
Intangible assets
Useful life	10 years
Business licenses | Minimum
Intangible assets
Useful life	3 years
Business licenses | Maximum
Intangible assets
Useful life	5 years